INVESTMENTS - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments accounted for using equity method [line items]
Assets	R$ 134,484,992	R$ 97,842,023
Liabilities	(86,315,593)	(68,972,001)
Shareholders' equity	48,169,399	28,870,022	R$ 20,818,867	R$ 16,240,481
Profit (loss) for the year	2,820,875	6,696,460	R$ 1,488,294
Tellus Brasil Participações Ltda [member]
Disclosure of investments accounted for using equity method [line items]
Assets		3,296,499
Liabilities		(502,734)
Shareholders' equity		2,793,765
Profit (loss) for the year		782,220
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets		4,261,432
Liabilities		(666,361)
Shareholders' equity		3,595,071
Profit (loss) for the year		1,048,514
Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	33,382	31,068
Liabilities	(14,534)	(14,708)
Shareholders' equity	18,848	16,360
Profit (loss) for the year	5,811	4,073
Elevações Portuarias S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	950,538
Liabilities	(243,797)
Shareholders' equity	706,741
Profit (loss) for the year	127,554
Termag - Marítimo Terminal de Guarujá S.A.
Disclosure of investments accounted for using equity method [line items]
Assets	273,760	276,284
Liabilities	(231,119)	(252,483)
Shareholders' equity	42,641	23,801
Profit (loss) for the year	19,881	11,726
TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	254,748	253,310
Liabilities	(78,657)	(76,257)
Shareholders' equity	176,091	177,053
Profit (loss) for the year	58,139	37,150
Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	433,412	335,511
Liabilities	(388,882)	(273,747)
Shareholders' equity	44,530	61,764
Profit (loss) for the year	44,530	10,075
TUP Porto São Luis S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets		455,437
Liabilities		(67,523)
Shareholders' equity		387,914
Profit (loss) for the year		R$ (7,410)